Note 12 - Earnings Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended March 31,
	2013	2014
Net income	$2,726	$54
Net income available to common shareholders	$2,726	$54

Weighted average common shares outstanding, basic	2,431,113	3,232,168
Weighted average common shares outstanding, diluted	2,432,184	3,232,168

Earnings per common share, basic and diluted	$1.12	$0.02

	Year Ended December 31,
	2011	2012	2013
Net (loss) income	$(189,112)	$(63,984)	$1,408
Net (loss) income available to common shareholders	$(189,112)	$(63,984)	$1,408

Weighted average common shares outstanding, basic	900,668	2,427,083	2,437,361

Weighted average common shares outstanding, diluted	900,668	2,427,083	2,444,504

(Loss) / income per common share, basic and diluted	$(209.97)	$(26.36)	$0.58